Segment Information Underwriting Margins and Combined Ratios for our Underwriting Operations (Details) (Underwriting Operations)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Underwriting Margin	6.50%	4.40%	7.00%
Combined Ratio	93.50%	95.60%	93.00%
Personal Lines
Segment Reporting Information [Line Items]
Underwriting Margin	6.60%	4.40%	6.80%
Combined Ratio	93.40%	95.60%	93.20%
Personal Lines | Agency Channel
Segment Reporting Information [Line Items]
Underwriting Margin	6.30%	4.20%	7.40%
Combined Ratio	93.70%	95.80%	92.60%
Personal Lines | Direct Channel
Segment Reporting Information [Line Items]
Underwriting Margin	7.00%	4.60%	6.10%
Combined Ratio	93.00%	95.40%	93.90%
Commercial Lines
Segment Reporting Information [Line Items]
Underwriting Margin	6.50%	5.20%	9.10%
Combined Ratio	93.50%	94.80%	90.90%